INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	December 31,
	2015	2014
Customer relationships
Cost	$1,342	$-
Accumulated amortization	(28)	-
Amortized cost	$1,314	$-